Description of the Plan (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Increase from participant contribution, rollover from acquisition	$ 76,248,406
Eligibility service period	30 days
Minimum contribution rate	1.00%
Maximum contribution rate	75.00%
Vesting percentage	100.00%
Maximum percentage of contributions allowed in company common stock	25.00%
Involuntary cash-out limit	$ 1,000
Involuntary rollover limit	7,000
Minimum vested balance required to remain in plan	$ 7,000
Involuntary cash-out age | yr	72
Hardship withdrawal, minimum amount	$ 1,000
Years of service required for in-service withdrawal | yr	20
ESOP, maximum withdrawal percentage	50.00%
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing percentage	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, general loan, maximum borrowing term	1 year
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, primary residence, maximum borrowing term	5 years
Forfeited accounts used to reduce company match	$ 1,134,724
Forfeited accounts	$ 714,472	$ 432,712
Capital Preservation Fund
EBP, Description of Plan [Line Items]
Percentage of underlying fund assets owned	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.00%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	10.50%
EBP, Employer Matching Contributions, First Three Percent Of Deferral Compensation
EBP, Description of Plan [Line Items]
Employer matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Matching Contribution, Next Two Percent Of Deferral Compensation
EBP, Description of Plan [Line Items]
Employer matching percentage	50.00%
Participant compensation matched, percentage	2.00%
EBP, Employer Matching Contribution, Next One Percent Of Deferral Compensation
EBP, Description of Plan [Line Items]
Employer matching percentage	25.00%
Participant compensation matched, percentage	1.00%